Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Peach John JPY (¥)	Mar. 31, 2010 Peach John JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2012 Other Software USD ($) Year	Mar. 31, 2012 Other Software JPY (¥)
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment charges on goodwill			¥ 836,000,000	¥ 71,000,000	¥ 836,000,000
Intangible assets acquired during the year							10,266,000	846,000,000	10,059,000	829,000,000
Estimated useful life									5	5
Impairment charges on other intangible assets, customer relationship			377,000,000	1,023,000,000	377,000,000	1,023,000,000
Impairment charges on other intangible assets, trademark			559,000,000		559,000,000
Aggregate amortization expenses related to other intangible assets	$ 21,199,000	¥ 1,747,000,000	¥ 1,858,000,000	¥ 1,780,000,000